Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives		$ 42	$ 66
Customer Centric Retailing Initiative [Abstract]
Customer Centric Retailing program costs - selling, general and administrative expenses	15	84	45
Number of stores converted to date	5,843
Number of new stores opened to date	559
Total restructuring program costs related to the Customer Centric Retailing initiative	33	144	71
Amount of total restructuring program costs included in selling, general and administrative expenses	15	84	45
Amount of total restructuring program costs that were capitalized	$ 18	$ 60	$ 26